[LOGO]
USAA(R)

                        USAA VIRGINIA BOND Fund

                                                                       [GRAPHIC]

                        S e m i a n n u a l  R e p o r t

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  September 30, 2002                                       USAA Tax-Exempt Funds

                                             (C)2002, USAA. All rights reserved.

M E S S A G E
=============-------------------------------------------------------------------
              from the PRESIDENT

                                    [GRAPHIC]

                      ...WE BELIEVE THE BEST COURSE
                      OF ACTION IS TO REMAIN PATIENT
[PHOTO]                  AND TO EXERCISE PRUDENCE
                      IN INVESTMENT DECISION-MAKING.

                                    [GRAPHIC]

--------------------------------------------------------------------------------

                 Only six months ago, the nation was thought to be on the brink of an economic recovery. Unfortunately, a number of issues, including questions of corporate governance, high-profile bankruptcies, political tensions in the Middle East, and ongoing equity market volatility, have sidetracked that revitalization. The Federal Reserve Board, widely expected to raise short-term interest rates in 2002, not only postponed a rate increase but also signaled its willingness to cut rates again in support of the economy.

                 Given the current level of uncertainty, we believe the best course of action is to remain patient and to exercise prudence in investment decision-making. Until the economy shows clear signs of improvement, interest rates are likely to remain low. Under the circumstances, all of us at USAA are particularly proud of our tax-exempt bond and money market funds for several reasons.

                 First, they are run by an outstanding team of portfolio managers, analysts, and traders.

                 Second, we are very expense-conscious. We understand that fund expenses have a direct impact on performance and how much of the fund's returns you get to keep.

                 Third, while not blind to total return, we emphasize current income. Over a market cycle, a superior income stream and prudent risk management are important components of a fund's performance.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                 Also, your USAA tax-exempt funds reduce your tax exposure. You told us that you do not want the income from them to be subject to the alternative minimum tax (AMT) for individual taxpayers. And since the inception of these funds, none of them has been subject to the AMT for individuals - a commitment we plan to keep.

                 Once again, and on behalf of the entire team at USAA Investment Management Company, I would like to thank you for trusting us to help you with your investments. We promise to keep working hard on your behalf.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, CALL FOR A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 CHANGES IN FEDERAL TAX LAWS OR OTHER UNFORESEEN CIRCUMSTANCES COULD RESULT IN INCOME SUBJECT TO THE FEDERAL AMT FOR INDIVIDUALS.

Table of CONTENTS
--------------------------------------------------------------------------------

  INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                        2

  FINANCIAL INFORMATION

     Portfolio of Investments                                      12

     Notes to Portfolio of Investments                             20

     Financial Statements                                          21

     Notes to Financial Statements                                 24

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

USAA with the eagle is registered in the U.S. Patent & Trademark Office.
(C)2002, USAA. All rights reserved.

I N V E S T M E N T
===================-------------------------------------------------------------
                    OVERVIEW

USAA VIRGINIA BOND FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 High level of current interest income that is exempt from federal and Virginia state income taxes.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests principally in long-term investment-grade Virginia tax-exempt securities.

----------------------------------------------------------------------------------------
                                                         9/30/02             3/31/02
----------------------------------------------------------------------------------------
Net Assets                                            $510.9 Million     $466.7 Million
Net Asset Value Per Share                                $11.77              $11.08
Tax-Exempt Dividends Per Share Last 12 Months            $0.531              $0.549
Capital Gain Distributions Per Share Last 12 Months        -                   -

------------------------------------------------------------------------------
         SIX-MONTH TOTAL RETURN AND 30-DAY SEC YIELD* AS OF 9/30/02
------------------------------------------------------------------------------
   3/31/02 TO 9/30/02                                         30-DAY SEC YIELD
       8.69%**                                                     3.69%

 * CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

** TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
   THIS SIX-MONTH RETURN IS CUMULATIVE.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

3

.. . . C O N T I N U E D
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                        OVERVIEW

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING SEPTEMBER 30, 2002

--------------------------------------------------------------------------------
           TOTAL RETURN     =     DIVIDEND RETURN      +       PRICE CHANGE
--------------------------------------------------------------------------------
10 YEARS       6.60%        =          5.66%           +          0.94%
5 YEARS        6.08%        =          5.35%           +          0.73%
1 YEAR         9.03%        =          4.96%           +          4.07%

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS
FOR THE 10-YEAR PERIOD ENDING SEPTEMBER 30, 2002.

--------------------------
      TOTAL RETURN
--------------------------

          [CHART]

9/30/1993           13.12%
9/30/1994           -3.19%
9/30/1995           10.51%
9/30/1996            6.98%
9/30/1997            8.92%
9/30/1998            8.73%
9/30/1999           -2.20%
9/30/2000            5.60%
9/30/2001            9.69%
9/30/2002            9.03%

--------------------------
     DIVIDEND RETURN
--------------------------

          [CHART]

9/30/1993            6.23%
9/30/1994            5.22%
9/30/1995            6.41%
9/30/1996            5.97%
9/30/1997            5.93%
9/30/1998            5.65%
9/30/1999            4.98%
9/30/2000            5.69%
9/30/2001            5.45%
9/30/2002            4.96%

--------------------------
  CHANGE IN SHARE PRICE
--------------------------

          [CHART]

9/30/1993            6.89%
9/30/1994           -8.41%
9/30/1995            4.10%
9/30/1996            1.01%
9/30/1997            2.99%
9/30/1998            3.08%
9/30/1999           -7.18%
9/30/2000           -0.09%
9/30/2001            4.24%
9/30/2002            4.07%

                 TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

--------------------------------------------------------------------------------
                 12-MONTH DIVIDEND YIELD COMPARISON
--------------------------------------------------------------------------------

                            [CHART]

                   USAA VIRGINIA            LIPPER VIRGINIA MUNICIPAL
                     BOND FUND                 DEBT FUNDS AVERAGE
                   -------------            -------------------------
9/30/1993               5.47%                        5.25%
9/30/1994               5.84                         5.35
9/30/1995               5.82                         5.07
9/30/1996               5.75                         4.89
9/30/1997               5.50                         4.76
9/30/1998               5.25                         4.50
9/30/1999               5.48                         4.68
9/30/2000               5.46                         4.74
9/30/2001               5.07                         4.43
9/30/2002               4.49                         4.05

                 THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 9/30/93 TO 9/30/02.

5

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        OVERVIEW

--------------------------------------------------------------------------------
                       CUMULATIVE PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

                                   [CHART]

                 USAA         LEHMAN BROTHERS   LIPPER VIRGINIA      LIPPER VIRGINIA
             VIRGINIA BOND     MUNICIPAL BOND    MUNICIPAL DEBT      MUNICIPAL DEBT
                 FUND             INDEX          FUNDS AVERAGE         FUNDS INDEX
             -------------    ---------------   ---------------      ---------------
Sep-92        $10,000.00        $10,000.00        $10,000.00           $10,000.00
Oct-92          9,790.30          9,901.55          9,805.48             9,813.25
Nov-92         10,062.97         10,079.01         10,078.06            10,078.83
Dec-92         10,196.16         10,181.92         10,201.17            10,201.76
Jan-93         10,317.12         10,300.43         10,321.09            10,318.13
Feb-93         10,667.73         10,672.87         10,688.06            10,681.31
Mar-93         10,589.34         10,560.09         10,563.58            10,552.74
Apr-93         10,696.45         10,666.50         10,684.21            10,677.55
May-93         10,747.01         10,726.39         10,744.45            10,747.00
Jun-93         10,966.31         10,905.76         10,946.70            10,947.82
Jul-93         10,976.20         10,919.78         10,945.87            10,946.88
Aug-93         11,183.30         11,147.25         11,180.44            11,179.62
Sep-93         11,311.70         11,274.37         11,322.44            11,319.44
Oct-93         11,368.44         11,296.04         11,339.32            11,335.40
Nov-93         11,248.25         11,196.32         11,223.30            11,226.54
Dec-93         11,487.82         11,432.71         11,451.09            11,443.32
Jan-94         11,618.62         11,563.34         11,583.00            11,578.45
Feb-94         11,348.41         11,263.86         11,284.84            11,280.97
Mar-94         10,874.10         10,805.08         10,811.58            10,804.24
Apr-94         10,923.41         10,896.84         10,849.38            10,838.03
May-94         10,956.15         10,991.14         10,933.60            10,927.18
Jun-94         10,874.54         10,923.92         10,844.67            10,853.04
Jul-94         11,068.74         11,124.32         11,032.53            11,040.73
Aug-94         11,115.75         11,162.87         11,068.49            11,074.51
Sep-94         10,951.25         10,999.11         10,899.27            10,901.84
Oct-94         10,724.28         10,803.81         10,696.94            10,699.14
Nov-94         10,475.51         10,608.19         10,469.47            10,465.46
Dec-94         10,762.02         10,841.72         10,735.47            10,742.30
Jan-95         11,138.41         11,151.71         11,052.87            11,054.80
Feb-95         11,483.05         11,476.04         11,370.85            11,388.89
Mar-95         11,593.24         11,607.94         11,473.36            11,485.55
Apr-95         11,603.50         11,621.64         11,474.88            11,492.12
May-95         11,935.59         11,992.48         11,830.50            11,839.34
Jun-95         11,830.17         11,887.66         11,709.10            11,717.34
Jul-95         11,910.32         12,000.13         11,781.32            11,792.42
Aug-95         12,045.67         12,152.41         11,908.79            11,911.60
Sep-95         12,102.28         12,229.20         11,975.60            11,980.10
Oct-95         12,307.28         12,406.97         12,170.15            12,182.81
Nov-95         12,511.27         12,613.10         12,395.67            12,415.54
Dec-95         12,599.98         12,734.17         12,527.97            12,552.55
Jan-96         12,718.89         12,830.38         12,600.12            12,619.18
Feb-96         12,631.10         12,743.72         12,493.81            12,515.01
Mar-96         12,470.69         12,580.92         12,309.94            12,319.17
Apr-96         12,442.71         12,545.24         12,261.81            12,274.47
May-96         12,457.10         12,540.46         12,280.38            12,304.23
Jun-96         12,605.69         12,677.14         12,405.56            12,427.72
Jul-96         12,716.34         12,791.83         12,515.92            12,545.66
Aug-96         12,708.13         12,788.96         12,507.20            12,526.00
Sep-96         12,946.78         12,967.69         12,690.70            12,717.85
Oct-96         13,078.72         13,114.25         12,810.56            12,836.31
Nov-96         13,291.93         13,354.47         13,027.80            13,048.73
Dec-96         13,237.47         13,298.08         12,969.70            12,990.95
Jan-97         13,251.69         13,323.24         12,968.99            12,985.90
Feb-97         13,362.15         13,445.58         13,076.94            13,090.65
Mar-97         13,196.26         13,266.22         12,916.01            12,928.93
Apr-97         13,331.64         13,377.41         13,035.38            13,052.20
May-97         13,550.80         13,578.76         13,220.51            13,237.40
Jun-97         13,676.81         13,723.40         13,353.33            13,368.11
Jul-97         14,071.42         14,103.48         13,730.97            13,743.33
Aug-97         13,934.36         13,971.26         13,591.23            13,603.48
Sep-97         14,101.27         14,136.93         13,742.97            13,755.65
Oct-97         14,177.95         14,228.05         13,833.86            13,846.14
Nov-97         14,288.15         14,311.84         13,918.58            13,929.30
Dec-97         14,495.00         14,520.52         14,115.88            14,125.08
Jan-98         14,596.01         14,670.26         14,236.65            14,243.34
Feb-98         14,622.25         14,674.72         14,233.90            14,243.22
Mar-98         14,664.61         14,687.78         14,257.40            14,271.78
Apr-98         14,576.59         14,621.51         14,183.04            14,195.13
May-98         14,804.57         14,852.81         14,407.46            14,418.44
Jun-98         14,886.89         14,911.43         14,461.77            14,473.87
Jul-98         14,927.00         14,948.71         14,486.41            14,503.91
Aug-98         15,148.52         15,179.69         14,705.38            14,720.62
Sep-98         15,331.62         15,368.93         14,872.14            14,890.65
Oct-98         15,264.57         15,368.61         14,831.27            14,843.37
Nov-98         15,358.13         15,422.45         14,880.73            14,904.74
Dec-98         15,370.82         15,461.32         14,908.44            14,930.94
Jan-99         15,525.71         15,645.15         15,065.09            15,079.98
Feb-99         15,457.68         15,576.97         14,987.66            15,006.77
Mar-99         15,488.73         15,598.32         14,994.98            15,011.53
Apr-99         15,541.81         15,637.19         15,040.63            15,059.17
May-99         15,440.16         15,546.71         14,944.32            14,960.84
Jun-99         15,229.08         15,323.05         14,725.13            14,752.37
Jul-99         15,239.78         15,378.81         14,750.37            14,774.60
Aug-99         15,049.21         15,255.51         14,581.06            14,612.58
Sep-99         14,993.81         15,261.88         14,548.30            14,577.52
Oct-99         14,726.61         15,096.53         14,323.91            14,352.25
Nov-99         14,827.08         15,257.10         14,462.66            14,486.55
Dec-99         14,658.84         15,143.37         14,321.84            14,345.49
Jan-00         14,574.34         15,077.42         14,221.88            14,248.93
Feb-00         14,854.83         15,252.64         14,406.88            14,438.66
Mar-00         15,178.83         15,585.89         14,744.98            14,749.47
Apr-00         15,102.55         15,493.82         14,663.21            14,670.11
May-00         15,006.87         15,413.21         14,555.61            14,571.35
Jun-00         15,421.43         15,821.65         14,926.58            14,937.27
Jul-00         15,665.28         16,041.80         15,133.83            15,142.86
Aug-00         15,895.34         16,289.03         15,366.44            15,368.83
Sep-00         15,833.71         16,204.28         15,283.17            15,291.58
Oct-00         15,980.64         16,381.10         15,434.77            15,434.57
Nov-00         16,125.97         16,505.03         15,535.89            15,530.70
Dec-00         16,590.64         16,912.83         15,936.91            15,922.61
Jan-01         16,652.07         17,080.41         16,030.56            16,024.03
Feb-01         16,768.72         17,134.57         16,113.23            16,119.35
Mar-01         16,912.47         17,288.13         16,256.28            16,256.09
Apr-01         16,657.01         17,100.80         16,051.73            16,057.28
May-01         16,832.95         17,284.95         16,224.63            16,231.68
Jun-01         16,992.32         17,400.60         16,347.06            16,353.85
Jul-01         17,278.96         17,658.34         16,581.49            16,580.32
Aug-01         17,562.39         17,949.21         16,845.44            16,844.54
Sep-01         17,367.24         17,889.00         16,719.66            16,712.69
Oct-01         17,579.23         18,102.14         16,916.59            16,908.58
Nov-01         17,452.82         17,949.53         16,777.97            16,769.26
Dec-01         17,303.21         17,779.72         16,604.98            16,618.24
Jan-02         17,540.21         18,088.12         16,847.47            16,845.27
Feb-02         17,780.71         18,306.04         17,054.90            17,054.54
Mar-02         17,426.04         17,947.30         16,739.65            16,745.17
Apr-02         17,746.97         18,298.07         17,028.69            17,015.84
May-02         17,852.20         18,409.26         17,129.58            17,120.11
Jun-02         18,011.86         18,603.92         17,295.52            17,259.23
Jul-02         18,240.34         18,843.19         17,516.69            17,479.10
Aug-02         18,474.11         19,069.71         17,690.56            17,644.01
Sep-02         18,939.85         19,487.38         18,085.41            18,019.21


                        DATA FROM 9/30/92 THROUGH 9/30/02.

                 See the following page for benchmark definitions.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                 The graph on page 5 illustrates the comparison of a $10,000 investment in the USAA Virginia Bond Fund to the following benchmarks:

                       o The broad-based Lehman Brothers Municipal Bond Index, an unmanaged index that tracks total return performance for the investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman Index, because funds have expenses.

                       o The Lipper Virginia Municipal Debt Funds Average, an average performance level of all Virginia municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                       o The Lipper Virginia Municipal Debt Funds Index, which tracks the total return performance of the 10 largest funds within the Lipper Virginia Municipal Debt Funds category.

7

M A N A G E R ' S
===================-------------------------------------------------------------
                    COMMENTARY on the Fund

[PHOTO] Robert R. Pariseau, CFA

--------------------------------------------------------------------------------
HOW DID THE FUND PERFORM FROM MARCH 31, 2002, TO SEPTEMBER 30, 2002?

                 Your USAA Virginia Bond Fund provided a total return of 8.69% versus an average of 7.63% for the 33 funds in the Lipper Virginia Municipal Debt Funds category. The Fund's tax-exempt distributions over the previous 12 months produced a dividend yield of 4.49%, well above the 4.05% of the Lipper category average.

                 REFER TO PAGE 6 FOR THE LIPPER AVERAGE DEFINITION.

                 LIPPER RATINGS FOR TOTAL RETURN REFLECT FUNDS' HISTORICAL TOTAL RETURN PERFORMANCE RELATIVE TO PEERS AS OF SEPTEMBER 30, 2002. LIPPER RATINGS FOR CONSISTENT RETURN REFLECT FUNDS' HISTORICAL RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS AS OF SEPTEMBER 30, 2002. LIPPER RATINGS FOR TAX EFFICIENCY REFLECT FUNDS' HISTORICAL SUCCESS IN POSTPONING TAXABLE DISTRIBUTIONS RELATIVE TO PEERS AS OF SEPTEMBER 30, 2002. TAX EFFICIENCY OFFERS NO BENEFIT TO INVESTORS IN TAX-SHELTERED ACCOUNTS SUCH AS 401(K) PLANS. LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF SEPTEMBER 30, 2002. THE LIPPER RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN, CONSISTENT RETURN, TAX EFFICIENCY, AND EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5.

                 THE USAA VIRGINIA BOND FUND WAS RATED AGAINST THE FOLLOWING NUMBER OF FUNDS IN THE VIRGINIA MUNICIPAL DEBT FUNDS CATEGORY:
                 30 FUNDS FOR TOTAL RETURN, 30 FUNDS FOR CONSISTENT RETURN, 30 FUNDS FOR TAX EFFICIENCY, AND 30 FUNDS FOR EXPENSE. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER RATINGS COPYRIGHT 2002, REUTERS. ALL RIGHTS RESERVED.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                                    [GRAPHIC]

                 THE FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR RATING OF 5 STARS IN THE MUNICIPAL SINGLE-STATE LONG-TERM BOND FUND CATEGORY (551 FUNDS IN CATEGORY) FOR THE PERIOD ENDING SEPTEMBER 30, 2002.

                 For the same period, the Fund is listed as a Lipper Leader for consistent return, total return, tax efficiency, and expense within the Lipper Virginia Municipal Debt Funds category.

                                    [GRAPHIC]

WHAT MARKET CONDITIONS AFFECTED THE FUND DURING THIS PERIOD?

                 Interest rates continued to fall. In fact, municipal and Treasury yields fell to levels not seen in many years. Demand drove prices up (bond prices move in the opposite direction of interest rates) as investors took refuge in the perceived quality of these securities.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. (EACH SHARE CLASS IS COUNTED AS A FRACTION OF ONE FUND WITHIN THIS SCALE AND RATED SEPARATELY, WHICH MAY CAUSE SLIGHT VARIATIONS IN THE DISTRIBUTION PERCENTAGES.) THE OVERALL MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A WEIGHTED AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH ITS THREE-, FIVE- AND TEN-YEAR (IF APPLICABLE) MORNINGSTAR RATING METRICS. THE USAA VIRGINIA BOND FUND WAS RATED AGAINST THE FOLLOWING NUMBER OF MUNICIPAL SINGLE-STATE LONG-TERM BOND FUNDS OVER THE FOLLOWING TIME PERIODS ENDING 9/30/02: 551 FUNDS IN THE LAST THREE YEARS, 532 FUNDS IN THE LAST FIVE YEARS, AND 186 FUNDS IN THE LAST 10 YEARS. WITH RESPECT TO THE MUNICIPAL SINGLE-STATE LONG-TERM BOND FUNDS, THE USAA VIRGINIA BOND FUND RECEIVED A MORNINGSTAR RATING OF 5 STARS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS.

9

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        COMMENTARY on the Fund

                 An increasing number of investors moved into fixed-income investments. The declining stock market, corporate governance issues, and a weak corporate bond market made municipals particularly attractive.

                 Only two years ago, it was difficult to convince investors that fixed-income investments should be included in their asset-allocation plan. Largely due to the equity market decline, fixed-income vehicles, particularly municipals, have gained new respect for their steady income, relative safety, and price stability.

WHAT WERE YOUR STRATEGIES FOR BUYING AND SELLING DURING THE PERIOD?

                 The Fund remained fully invested in a diversified portfolio of long-term, investment-grade municipal bonds with an income orientation. Over time, income usually provides the vast majority of a bond's total return. Strategy adjustments helped performance over the last two years. I increased average credit quality, added more 15- to 20-year maturities, and reduced the Fund's average maturity.

WHAT IS THE OUTLOOK?

                 By historical measures, short-term rates are very low compared to long-term rates. Perhaps investors are uneasy about the immediate future or they are afraid that interest rates will rise significantly. When the Federal Reserve Board (the Fed) begins to tighten credit, short-term rates may rise more than long-term rates. Meanwhile, longer maturities may perform relatively well in comparison and pay considerably higher income. Since any Fed action seems months away, investors may do well to bide their time.

                 Like most other states, the Commonwealth of Virginia is struggling with a weak economy, declining employment (especially in high technology), and lagging state tax revenues. Gov. Mark Warner is expected to propose significant budget cuts. However, the state has satisfactory budget reserves. Virginia is rated AAA by all three

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                 credit rating agencies (stable outlook by Standard & Poor's Rating Service, affirmed by Fitch Ratings, and negative outlook by Moody's Investors Service). We will closely monitor specific credit issues, ballot initiatives, and litigation that could potentially affect the value of your holdings.

--------------------------------------------------------------------------------
TAXABLE EQUIVALENT YIELDS
--------------------------------------------------------------------------------

To match the USAA Virginia Bond Fund's
closing 30-day SEC yield of 3.69%, and
assuming a Virginia state tax rate of 5.75%
and marginal federal tax rates of:           27.00%     30.00%   35.00%   38.60%

A FULLY TAXABLE INVESTMENT MUST PAY:          5.36%      5.59%    6.02%    6.38%

                 This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds.

                 SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

11

P O R T F O L I O
=================---------------------------------------------------------------
                                   HIGHLIGHTS

      PORTFOLIO RATINGS MIX
            9/30/02

            [CHART]

AAA               38%
AA                44%
A                 11%
BBB                5%
Cash Equivalents   2%

                 The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Rating Service, or Fitch Ratings. Unrated securities that have been determined by USAA IMCO to be of equivalent investment quality to category BBB account for 0.8% of the Fund's investments and are included in the appropriate category above.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-19.

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                  of INVESTMENTS

USAA VIRGINIA BOND FUND

SEPTEMBER 30, 2002 (UNAUDITED)

CATEGORIES & DEFINITIONS
--------------------------------------------------------------------------------

                 FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

                 PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

                 VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is generally adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity is the next put date.

                 CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

                 (PRE)  Prerefunded to a date prior to maturity.
                 (LOC)  Enhanced by a bank letter of credit.
                 (NBGA) Enhanced by a nonbank guarantee agreement.
                 (INS) Scheduled principal and interest payments are insured by one of the following companies: AMBAC Financial Group, Inc., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA, Inc., or Radian Asset Assurance, Inc.

13

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                  of INVESTMENTS
                  (continued)

USAA VIRGINIA BOND FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

                 BAN  Bond Anticipation Notes
                 GO   General Obligation
                 IDA  Industrial Development Authority/Agency
                 MFH  Multifamily Housing
                 MLO  Municipal Lease Obligation
                 PCRB Pollution Control Revenue Bond
                 RB   Revenue Bond

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS(continued)
                  (in thousands)

USAA VIRGINIA BOND FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                   COUPON          FINAL     MARKET
   AMOUNT    SECURITY                                         RATE       MATURITY      VALUE
--------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (95.2%)

             VIRGINIA (89.8%)
             Abingdon Town IDA Hospital RB,
$   3,305       Series 1998                                   5.25%     7/01/2016   $  3,438
    2,610       Series 1998                                   5.38      7/01/2028      2,660
    2,505    Alexandria IDA Educational Facilities RB,
                Series 1999                                   5.88      1/01/2023      2,756
             Alexandria IDA RB,
    5,755       Series 2000A (INS)                            5.90     10/01/2020      6,609
   12,480       Series 2000A (INS)                            5.90     10/01/2030     14,067
    3,910    Arlington County Public Improvement
                Bonds GO, Series 2001                         5.00      2/01/2020      4,149
             Biotechnology Research Park Auth. RB (MLO),
    3,215       Series 2001                                   5.00      9/01/2017      3,463
    7,815       Series 2001                                   5.00      9/01/2021      8,231
    1,500    Bristol GO Utility System RB,
                Series 2002 (INS)                             5.00     11/01/2024      1,576
             Bristol Utility Systems RB,
      675       Series 2001 (INS)                             4.35      7/15/2010        731
      750       Series 2001 (INS)                             4.40      7/15/2011        815
    1,000       Series 2001 (INS)                             4.60      7/15/2012      1,102
    1,500       Series 2001 (INS)                             5.00      7/15/2021      1,593
             Chesterfield County Health Center
                Commission Mortgage RB,
    1,500       Series 1996                                   5.95     12/01/2026      1,582
   12,195       Series 1996                                   6.00      6/01/2039     12,811
             College Building Auth. Educational
                Facilities RB,
    1,390       Series 2000 (Hampton Univ.)                   5.80      6/01/2016      1,577
    1,000       Series 2000 (Hampton Univ.)                   6.00      4/01/2020      1,140
    3,300       Series 2000A (INS)                            5.00      9/01/2017      3,539
    6,215       Series 2000A                                  5.00      9/01/2019      6,579
    6,530       Series 2000A                                  5.00      9/01/2020      6,899
    3,375       Series 2001A                                  5.00      9/01/2017      3,646
    3,540       Series 2001A                                  5.00      9/01/2018      3,793
    3,720       Series 2001A                                  5.00      9/01/2019      3,961

15

P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA VIRGINIA BOND FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                   COUPON         FINAL      MARKET
   AMOUNT    SECURITY                                         RATE      MATURITY       VALUE
--------------------------------------------------------------------------------------------
             Commonwealth Transportation Board RB,
$   2,600       Series 1997C (Route 58 Corridor)              5.13%    5/15/2019    $  2,732
   11,340       Series 1999B (Route 58 Corridor)              5.50     5/15/2020      12,600
    2,150       Series 1999B (Route 58 Corridor)              5.50     5/15/2022       2,329
    2,395       Series 2001A (Northern Virginia)              5.25     5/15/2016       2,655
    2,520       Series 2001A (Northern Virginia)              5.25     5/15/2017       2,776
    2,655       Series 2001A (Northern Virginia)              5.25     5/15/2018       2,904
    4,390       Series 2001B                                  5.25     5/15/2017       4,835
    3,000    Covington IDA RB, Series 1994                    6.65     9/01/2018       3,057
    2,145    Danville GO, Series 2001 (INS)                   4.20     8/01/2011       2,306
             Danville IDA Hospital RB,
    3,000       Series 1998 (INS)                             5.20    10/01/2018       3,370
    6,000       Series 1998 (INS)                             5.25    10/01/2028       6,472
    2,250    Emporia GO, Series 1995                          5.75     7/15/2015       2,396
   15,180    Fairfax County IDA RB, Series 1996               6.00     8/15/2026      16,425
    2,000    Fairfax County Redevelopment and
                Housing Auth. MFH RB, Series 1996A            6.00    12/15/2028       2,138
   11,000    Fairfax County Sewer RB,
                Series 1996 (INS)                             5.88     7/15/2028      12,198
             Fairfax County Water Auth. RB,
    4,750       Series 1992                                   6.00     4/01/2022       5,404
    5,235       Series 2000                                   5.63     4/01/2025       5,709
    1,000       Series 2000                                   5.75     4/01/2030       1,102
   12,275    Fauquier County IDA Hospital RB,
                Series 2002 (INS)                             5.25    10/01/2025      12,883
    8,750    Galax IDA Hospital RB, Series 1995 (INS)         5.75     9/01/2020       9,253
    1,000    Halifax County IDA Hospital RB,
                Series 1998                                   5.25     9/01/2017       1,012
    1,255    Hampton Redevelopment and Housing Auth.
                RB, Series 1996A                              6.00     1/20/2026       1,316
   12,185    Hanover County IDA Hospital RB,
                Series 1995 (INS)                             6.38     8/15/2018      15,220
             Henrico County IDA Residential and
                Healthcare Facility RB,
    1,025       Series 1997                                   6.10     7/01/2020       1,048
    2,070       Series 1997                                   6.15     7/01/2026       2,109
    2,500    Henry County IDA Hospital RB,
                Series 1997                                   6.00     1/01/2027       2,885
    6,000    Housing Development Auth. Commonwealth
                Mortgage Bonds, Series 2001J,
                Subseries J-1 (INS)                           5.20     7/01/2019       6,290

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA VIRGINIA BOND FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                   COUPON          FINAL     MARKET
   AMOUNT    SECURITY                                         RATE       MATURITY      VALUE
--------------------------------------------------------------------------------------------
             Housing Development Auth. MFH RB,
$   5,810       Series 1982A (a)                              5.59%    11/01/2017   $  1,396
    2,465       Series 1991F                                  7.10      5/01/2013      2,496
    3,500    Isle of Wight County IDA RB,
                Series 2000A                                  5.85      1/01/2018      3,618
    2,000    Loudoun County GO, Series 2002A                  5.25      5/01/2022      2,159
    2,000    Loudoun County IDA Hospital RB,
                Series 1995 (INS)                             5.80      6/01/2026      2,127
    1,545    Lynchburg GO Public Improvement BAN,
                Series 2000                                   5.75      6/01/2030      1,706
    7,000    Metropolitan Airports Auth. RB,
                Series A (INS)                                5.38     10/01/2023      7,304
             Montgomery County IDA RB (MLO),
    2,440       Series 2000B (INS)                            5.50      1/15/2022      2,676
    2,450       Series 2001 (INS)                             5.25      1/15/2015      2,759
    1,065       Series 2001 (INS)                             5.25      1/15/2019      1,167
             Newport News GO,
    3,170       Series 2000A                                  5.75      5/01/2018      3,650
    6,750       Series 2000A                                  5.75      5/01/2020      7,772
    4,060       Series A, C                                   5.00      8/15/2021      4,303
    4,810    Norfolk Airport Auth. RB,
                Series 2001A (INS)                            5.00      7/01/2022      5,030
    1,850    Norfolk Redevelopment and Housing Auth.
                RB (MLO), Series 1999                         5.50     11/01/2019      2,081
    1,000    Northhampton County and Towns RB(MLO),
                Series 2002 (INS)                             5.00      2/01/2033      1,019
   11,000    Peninsula Ports Auth. RB,
                Series 1992 (NBGA)                            7.38      6/01/2020     11,232
    2,500    Prince William County IDA Hospital RB,
                Series 1995 (PRE)                             6.85     10/01/2025      2,919
    4,000    Prince William County Service Auth.
                Water RB, Series 1999 (INS)                   5.60      7/01/2024      4,341
    2,645    Public Building Auth. RB, Series 2001A           5.00      8/01/2021      2,789
             Public School Auth. Financing GO,
    4,645       Series 1999B                                  6.00      8/01/2019      5,405
   10,585       Series 2000A                                  5.50      8/01/2020     11,784
    3,905       Series 2000B                                  5.00      8/01/2018      4,179
    6,300       Series 2000B                                  5.00      8/01/2019      6,703
    3,220       Series 2001A                                  5.00      8/01/2018      3,466
    7,170       Series 2001B                                  5.00      8/01/2015      7,893

17

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA VIRGINIA BOND FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                   COUPON          FINAL     MARKET
   AMOUNT    SECURITY                                         RATE       MATURITY      VALUE
--------------------------------------------------------------------------------------------
             Resources Auth. Clean Water RB,
$   1,790       Series 1999                                   5.63%    10/01/2022   $  1,990
    6,700       Series 2000                                   5.38     10/01/2021      7,285
             Resources Auth. Infrastructure RB,
    1,265       Series 2001A (Pooled Water Loan)              5.00      5/01/2019      1,340
    1,435       Series 2001A (Pooled Water Loan)              5.00      5/01/2021      1,509
    2,300       Series 2002A                                  5.25      5/01/2015      2,587
             Resources Auth. Water and Sewer RB,
    7,210       Series 1996A (Suffolk)                        5.63      4/01/2027      7,721
    1,620       Series 1997 (Botetourt)                       5.30     11/01/2022      1,718
             Resources Auth. Water System RB,
                Gloucester,
    1,455       Series 2002                                   5.00      4/01/2014      1,640
    1,520       Series 2002                                   5.00      4/01/2015      1,695
    1,600       Series 2002                                   5.00      4/01/2016      1,770
    1,670       Series 2002                                   5.00      4/01/2017      1,834
    1,255       Series 2002                                   5.00      4/01/2018      1,367
    1,340       Series 2002                                   5.00      4/01/2019      1,450
             Richmond Convention Center Auth. RB,
    6,295       Series 2000                                   6.13      6/15/2020      7,196
   14,750       Series 2000                                   6.13      6/15/2025     16,714
   12,840    Richmond GO, Series 1999A (INS)                  5.13      1/15/2024     13,433
    2,300    Richmond Metropolitan Auth. Expressway RB,
                Series 1998 (INS)                             5.25      7/15/2022      2,574
    4,250    Russell County IDA PCRB, Series 1990G            7.70     11/01/2007      4,273
    1,000    Virginia Beach Development Auth.
                Residential and Health Care Facility RB,
                Series 1997                                   6.15      7/01/2027      1,042
    7,610    Virginia Beach GO, Series 2000                   5.50      3/01/2020      8,467
    1,250    Virginia Beach Public Improvement Bonds,
                Series 2001                                   5.00      6/01/2018      1,345
   10,395    Virginia Beach Water and Sewer System RB,
                Series 2000                                   5.50      8/01/2025     11,220
    6,000    Williamsburg Hospital Facilities IDA RB,
                Series 1993                                   5.75     10/01/2022      6,108
      415    Winchester IDA Educational Facilities RB,
                Series 1994 (INS)                             6.75     10/01/2019        461

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA VIRGINIA BOND FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                   COUPON          FINAL     MARKET
   AMOUNT    SECURITY                                         RATE       MATURITY      VALUE
--------------------------------------------------------------------------------------------
             PUERTO RICO (5.4%)
             Commonwealth GO,
$   8,500       Series 2001 (INS)                             5.00%    7/01/2023    $  8,895
   10,000       Series 2001A (INS)                            5.25     7/01/2020      11,474
    6,000    Electric Power Auth. RB,
                Series 2002LL (INS)                           5.50     7/01/2017       7,124
                                                                                    --------
             Total fixed-rate instruments (cost: $446,347)                           486,347
                                                                                    --------
             PUT BONDS (1.2%)

             VIRGINIA
    6,000    Henrico County Economic Development
                Auth. RB, Series 2000 (cost: $6,000)           5.75   11/15/2030       6,386
                                                                                    --------
             VARIABLE-RATE DEMAND NOTES (2.3%)

             VIRGINIA
    5,600    Peninsula Ports Auth. Coal Terminal RB,
                Series 1987D (LOC)                            2.05     7/01/2016       5,600
    3,900    Richmond IDA RB,
                Series 2001 (LOC)                             2.00    12/01/2031       3,900
    2,000    Waynesboro IDA RB,
                Series 1997 (LOC)                             1.95    12/15/2028       2,000
                                                                                    --------
             Total variable-rate demand notes (cost: $11,500)                         11,500
                                                                                    --------

             TOTAL INVESTMENTS (COST: $463,847)                                     $504,233
                                                                                    ========

19

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA VIRGINIA BOND FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PORTFOLIO SUMMARY BY CONCENTRATION
--------------------------------------------------------------------------------

General Obligation                                                   22.2%
Hospital                                                             16.7
Water/Sewer Utility                                                  14.0
Education                                                             7.5
Special Assessment/Tax/Fee                                            6.0
Airport/Port                                                          5.7
Appropriated Debt                                                     4.7
Sales Tax                                                             4.7
Nursing/CCRC                                                          4.3
Miscellaneous                                                         4.0
Electric/Gas Utility                                                  2.2
Paper Products                                                        1.3
Multifamily Housing                                                   1.2
Single-Family Housing                                                 1.2
Escrowed Bonds                                                        1.1
Other                                                                 1.9
                                                                     ----
Total                                                                98.7%
                                                                     ====

N O T E S
=========-----------------------------------------------------------------------
          to Portfolio of INVESTMENTS

USAA VIRGINIA BOND FUND

SEPTEMBER 30, 2002 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

                 Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

                 The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

                 (a) Zero-coupon security. Rate represents the effective yield at date of purchase. At September 30, 2002, this security represented 0.3% of the Fund's net assets.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

21

S T A T E M E N T
=================---------------------------------------------------------------
                  of ASSETS and LIABILITIES
                  (in thousands)

USAA VIRGINIA BOND FUND

SEPTEMBER 30, 2002 (UNAUDITED)

ASSETS

  Investments in securities, at market value (identified cost of $463,847)      $504,233
  Cash                                                                               117
  Receivables:
    Capital shares sold                                                              124
    Interest                                                                       7,339
    Securities sold                                                                  979
                                                                                --------
       Total assets                                                              512,792
                                                                                --------
LIABILITIES

  Securities purchased                                                               978
  Capital shares redeemed                                                            181
  USAA Investment Management Company                                                 154
  USAA Transfer Agency Company                                                        17
  Accounts payable and accrued expenses                                               45
  Dividends on capital shares                                                        504
                                                                                --------
       Total liabilities                                                           1,879
                                                                                --------
         Net assets applicable to capital shares outstanding                    $510,913
                                                                                ========
NET ASSETS CONSIST OF:

  Paid-in capital                                                               $476,785
  Accumulated net realized loss on investments                                    (6,258)
  Net unrealized appreciation of investments                                      40,386
                                                                                --------
         Net assets applicable to capital shares outstanding                    $510,913
                                                                                ========
  Capital shares outstanding                                                      43,393
                                                                                ========
  Authorized shares of $.01 par value                                            120,000
                                                                                ========
  Net asset value, redemption price, and offering price per share               $  11.77
                                                                                ========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T
=================---------------------------------------------------------------
                  of OPERATIONS
                  (in thousands)

USAA VIRGINIA BOND FUND

SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2002 (UNAUDITED)

NET INVESTMENT INCOME

  Interest income                                                              $12,626
                                                                               -------
  Expenses:
    Management fees                                                                824
    Administrative and servicing fees                                              366
    Transfer agent's fees                                                          102
    Custodian's fees                                                                53
    Postage                                                                         13
    Shareholder reporting fees                                                      20
    Directors' fees                                                                  2
    Registration fees                                                                3
    Professional fees                                                               26
    Other                                                                            3
                                                                               -------
       Total expenses                                                            1,412
                                                                               -------
         Net investment income                                                  11,214
                                                                               -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

  Net realized loss                                                               (934)
  Change in net unrealized appreciation/depreciation                            30,970
                                                                               -------
         Net realized and unrealized gain                                       30,036
                                                                               -------
  Increase in net assets resulting from operations                             $41,250
                                                                               =======

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

23

S T A T E M E N T S
===================-------------------------------------------------------------
                    of Changes in NET ASSETS
                    (in thousands)

USAA VIRGINIA BOND FUND

SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2002 (UNAUDITED),
AND YEAR ENDED MARCH 31, 2002

                                                          9/30/2002          3/31/2002
                                                          ----------------------------
FROM OPERATIONS

   Net investment income                                   $ 11,214           $ 22,086
   Net realized gain (loss) on investments                     (934)             1,250
   Change in net unrealized appreciation/
     depreciation of investments                             30,970            (10,213)
                                                           ---------------------------
     Increase in net assets resulting from operations        41,250             13,123
                                                           ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                    (11,214)           (22,086)
                                                           ---------------------------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                 32,677             65,962
   Dividend reinvestments                                     7,828             15,406
   Cost of shares redeemed                                  (26,346)           (37,734)
                                                           ---------------------------
     Increase in net assets from capital share
        transactions                                         14,159             43,634
                                                           ---------------------------
   Net increase in net assets                                44,195             34,671

NET ASSETS

   Beginning of period                                      466,718            432,047
                                                           ---------------------------
   End of period                                           $510,913           $466,718
                                                           ===========================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                                2,878              5,858
   Shares issued for dividends reinvested                       685              1,369
   Shares redeemed                                           (2,311)            (3,357)
                                                           ---------------------------
     Increase in shares outstanding                           1,252              3,870
                                                           ===========================

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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          to FINANCIAL Statements

USAA VIRGINIA BOND FUND

SEPTEMBER 30, 2002 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

                 USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this semiannual report pertains only to the USAA Virginia Bond Fund (the Fund). The Fund's investment objective is to provide Virginia investors with a high level of interest income that is exempt from federal and Virginia state income taxes.

                        A. SECURITY VALUATION - Securities are valued each
                           business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Securities that cannot be valued by the Service, and all other assets, are valued in good faith at fair value using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

                        B. FEDERAL TAXES - The Fund's policy is to comply
                           with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

25

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          to FINANCIAL Statements
          (continued)

USAA VIRGINIA BOND FUND

SEPTEMBER 30, 2002 (UNAUDITED)

                        C. INVESTMENTS IN SECURITIES - Security transactions
                           are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities. The Fund concentrates its investments in Virginia tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

                        D. EXPENSES PAID INDIRECTLY - The Fund's custodian
                           bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the six-month period ended September 30, 2002, custodian fee offset arrangements did not affect fees.

                        E. USE OF ESTIMATES - The preparation of financial
                           statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

                 The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

                 Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total

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=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA VIRGINIA BOND FUND

SEPTEMBER 30, 2002 (UNAUDITED)

                 assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets. In addition, the USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the six-month period ended September 30, 2002.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

                 The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March31, 2003, in accordance with applicable tax law.

                 Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At March 31, 2002, the Fund had capital loss carryovers for federal income tax purposes of $5,318,000, which, if not offset by subsequent capital gains, will expire between 2008 and 2009. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

27

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=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA VIRGINIA BOND FUND

SEPTEMBER 30, 2002 (UNAUDITED)

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

                 Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2002, were $32,810,000 and $24,127,000, respectively.

                 At September 30, 2002, the cost of securities for federal income tax purposes was approximately the same as that reported in the financial statements.

                 Gross unrealized appreciation and depreciation of investments as of September 30, 2002, were $40,532,000 and $146,000, respectively, resulting in net unrealized appreciation of $40,386,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

                    A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio.
                        Beginning with the month ended July 31, 2002, the investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Virginia Municipal Debt Fund Index, which tracks the total return performance of the top 30 largest funds in the Lipper Virginia Municipal Debt Funds category.

                        The Fund's base fee is accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA Virginia Bond and USAA Virginia Money Market funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based upon average net assets. For the six-month period ended September 30, 2002, the Fund's effective base fee was 0.32% of the Fund's average net assets.

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA VIRGINIA BOND FUND

SEPTEMBER 30, 2002 (UNAUDITED)

                        The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ended July 31, 2002, the performance period consisted of the previous 12-month period. A new month is added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                        The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE         ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)           AS A % OF THE FUND'S AVERAGE NET ASSETS
----------------------------------------------------------------------
+/- 0.20% to 0.50%             +/- 0.04%
+/- 0.51% to 1.00%             +/- 0.05%
+/- 1.01% and greater          +/- 0.06%

(1) BASED ON THE DIFFERENCE BETWEEN AVERAGE ANNUAL PERFORMANCE OF THE FUND AND ITS RELEVANT INDEX, ROUNDED TO THE NEAREST 0.01%.

                        During the six-month period ended September 30, 2002, the Fund paid the Manager total management fees of $824,000, which included a performance fee of $35,000.

29

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=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA VIRGINIA BOND FUND

SEPTEMBER 30, 2002 (UNAUDITED)

                    B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly, at an annualized rate of 0.15% of the Fund's average net assets. During the six-month period ended September 30, 2002, the Fund paid the Manager administrative and servicing fees of $366,000.

                    C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. During the six-month period ended September 30, 2002, the Fund paid USAA Transfer Agency Company transfer agent's fees of $102,000.

                    D. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

                 Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

(7) CHANGE OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

                 On May 29, 2002, based on the recommendation of the Company's Audit Committee, the Company's Board of Directors determined not to retain KPMG LLP (KPMG) as the Fund's independent auditors and voted to appoint Ernst & Young LLP for the fiscal year ended March 31, 2003. KPMG served as the Fund's independent auditors

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA VIRGINIA BOND FUND

SEPTEMBER 30, 2002 (UNAUDITED)

                 since the Fund's inception on October 10, 1990. From that date through the fiscal year ended March 31, 2002, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were KPMG's reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, through May 29, 2002, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

31

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA VIRGINIA BOND FUND

SEPTEMBER 30, 2002 (UNAUDITED)

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                 SIX-MONTH
                                                PERIOD ENDED
                                                SEPTEMBER 30,                   YEAR ENDED MARCH 31,
                                                ---------------------------------------------------------------------
                                                    2002           2002         2001       2000       1999       1998
                                                ---------------------------------------------------------------------
Net asset value at
    beginning of period                         $  11.08       $  11.29     $  10.69   $  11.52     $11.49   $  10.92
                                                ---------------------------------------------------------------------
Income (loss) from investment operations:
    Net investment income                            .26            .55          .59        .59        .60        .62
    Net realized and unrealized gain (loss)          .69           (.21)         .60       (.83)       .03        .57
                                                ---------------------------------------------------------------------
Total from investment operations                     .95            .34         1.19       (.24)       .63       1.19
                                                ---------------------------------------------------------------------
Less distributions:
    From net investment income                      (.26)          (.55)        (.59)      (.59)      (.60)      (.62)
                                                ---------------------------------------------------------------------
Net asset value at end of period                $  11.77       $  11.08     $  11.29   $  10.69   $  11.52   $  11.49
                                                =====================================================================
Total return (%)*                                   8.69           3.02        11.45      (2.00)      5.62      11.13
Net assets at end of period (000)               $510,913       $466,718     $432,047   $377,216   $402,352   $346,246
Ratio of expenses to average net assets (%)**        .58(a,b)       .52(b)       .43        .43        .43        .44
Ratio of net investment income to
     average net assets (%)**                       4.59(a)        4.86         5.38       5.45       5.22       5.48
Portfolio turnover (%)                              5.09          35.06        30.28      24.60      10.55      14.24

 *  Assumes reinvestment of all dividend income distributions during the period.
**  For the six-month period ended September 30, 2002, average net assets were
     $487,372,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total expenses prior to any custodian fee offset arrangement. If the custodian fee credit were excluded from the calculation, the expense ratio for each period would have been reduced as follows:

                                                      --            (02%)        N/A        N/A        N/A        N/A

NOTES
=====---------------------------------------------------------------------------

33

NOTES
=====---------------------------------------------------------------------------

NOTES
=====---------------------------------------------------------------------------

35

NOTES
=====---------------------------------------------------------------------------

              DIRECTORS        Robert G. Davis, CHAIRMAN OF THE BOARD
                               Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                               Barbara B. Dreeben
                               Robert L. Mason, Ph.D.
                               Michael F. Reimherr
                               Laura T. Starks, Ph.D.
                               Richard A. Zucker

         ADMINISTRATOR,        USAA Investment Management Company
    INVESTMENT ADVISER,        9800 Fredericksburg Road
           UNDERWRITER,        San Antonio, Texas 78288
        AND DISTRIBUTOR

         TRANSFER AGENT        USAA Shareholder Account Services
                               9800 Fredericksburg Road
                               San Antonio, Texas 78288

              CUSTODIAN        State Street Bank and Trust Company
                               P.O. Box 1713
                               Boston, Massachusetts 02105

   INDEPENDENT AUDITORS        Ernst & Young LLP
                               100 West Houston St., Suite 1900
                               San Antonio, Texas 78205

              TELEPHONE        Call toll free - Central Time
       ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                               Saturday, 8:30 a.m. to 5 p.m.
                               Sunday, 10:30 a.m. to 7 p.m.

         FOR ADDITIONAL        1-800-531-8181, in San Antonio 456-7200
      INFORMATION ABOUT        For account servicing, exchanges,
           MUTUAL FUNDS        or redemptions
                               1-800-531-8448, in San Antonio 456-7202

        RECORDED MUTUAL        24-hour service (from any phone)
      FUND PRICE QUOTES        1-800-531-8066, in San Antonio 498-8066

            MUTUAL FUND        (from touch-tone phones only)
      USAA TOUCHLINE(R)        For account balance, last transaction, fund
                               prices, or to exchange or redeem fund shares
                               1-800-531-8777, in San Antonio 498-8777

       INTERNET ACCESS         USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                                         [LOGO]
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                                                                          Paper

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